Basis of presentation and accounting policies (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,221,736	$ 3,120,151	$ 2,876,905
Current assets	579,478	507,125	394,722
Total assets	3,801,214	3,627,276	3,271,627
Non-current liabilities	2,272,050	2,161,176	1,955,490
Current liabilities	732,022	662,776	482,036
Total liabilities	3,004,072	2,823,952	2,437,526
Equity	797,142	803,324	834,101	$ 1,466,565
Revenue (Notes 5)	1,575,153	1,366,336	1,187,090
Gross profit	545,170	507,262	427,935
Operating income	369,149	331,813	273,622
Financial Results	(239,492)	(235,430)	(153,032)
Share of income in associates	(15,841)	(1,306)	(69,317)
Income tax expense	46,925	56,359	44,969
Net income	66,891	29,240	115,291
Other comprehensive income (loss) for the year	(25,135)	(44,637)	(210,539)
Total comprehensive income for the year	41,756	(15,397)	(95,248)
Increase/(decrease) in cash
Provided by operating activities	(49,422)	172,772	43,593
Provided by/ (used in) investing activities	(45,162)	35,844	(86,379)
Used in financing activities	128,955	(159,379)	22,813
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Non-current assets	51,941	55,188	62,134
Current assets	42,760	45,053	40,520
Total assets	94,701	100,241	102,654
Non-current liabilities	6,571	11,566	8,114
Current liabilities	42,929	44,307	56,633
Total liabilities	49,500	55,873	64,747
Equity	45,201	44,368	37,907
Revenue (Notes 5)	85,310	85,301	79,045
Gross profit	35,063	36,220	32,287
Operating income	19,087	20,626	15,806
Financial Results	(479)	(1,395)	(2,377)
Share of income in associates	0	0	0
Income tax expense	(1,653)	(1,768)	(1,466)
Net income	16,955	17,463	11,963
Other comprehensive income (loss) for the year	0	0	0
Total comprehensive income for the year	$ 16,955	$ 17,463	$ 11,963
Dividends paid	$ (17,371)	$ (16,157)	$ (7,315)
Increase/(decrease) in cash
Provided by operating activities	$ 24,743	$ 26,951	$ 20,336
Provided by/ (used in) investing activities	(24,585)	8,995	(5,303)
Used in financing activities	$ (23,066)	$ (23,397)	$ (20,563)